LOANS AND BORROWINGS (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 28, 2020	Dec. 27, 2019	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revolving credit facility, maximum borrowing capacity	R$ 1,500,000	R$ 1,500,000
Revolving credit facility, term	3 years	3 years
Guarantees [member]
IfrsStatementLineItems [Line Items]
Bank acceptance assets			R$ 478,468	R$ 590,933
Average cost percentage			1.93%	1.95%